Commitments And Contingencies (Schedule of Capital Leased Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Gross property and equipment	$ 48,636	$ 46,173
Accumulated depreciation	(18,974)	(19,257)
Net property and equipment	$ 29,662	$ 26,916